Investments - Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Investments [Abstract]
Investments held at cost	$ 4,405	$ 4,114
Equity method investments	3,970	3,048
Total investments	$ 8,375	$ 7,162